UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09-30-2006

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      10/9/2006

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 116
Form 13F Information Table Value Total: $158,926,995

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                    Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                      of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                               Common    88579Y101   $486,515      6,537    SH         Sole                             6,537
Abbott Laboratories                 Common    002824100   $394,064      8,115    SH         Sole                             8,115
Alltel Corporation                  Common    020039103   $1,100,214    19,823   SH         Sole                             19,823
Ambac Financial Group Inc           Common    023139108   $2,500,803    30,221   SH         Sole                             30,221
American Express Co                 Common    025816109   $315,730      5,630    SH         Sole                             5,630
American International Group, Inc.  Common    026874107   $711,102      10,732   SH         Sole                             10,732
Ameriprise Financial, Inc.          Common    03076c106   $379,702      8,096    SH         Sole                             8,096
AMEX Energy Sector SPDR             Common    81369y506   $2,190,969    40,991   SH         Sole                             40,991
Amgen Inc.                          Common    031162100   $1,375,450    19,229   SH         Sole                             19,229
Anheuser-Busch Companies, Inc.      Common    035229103   $3,353,059    70,575   SH         Sole                             70,575
AT&T Corp                           Common    00206r102   $318,687      9,787    SH         Sole                             9,787
Automatic Data Processing, Inc.     Common    053015103   $1,975,025    41,720   SH         Sole                             41,720
AutoZone, Inc.                      Common    053332102   $2,747,780    26,600   SH         Sole                             26,600
Avon Products, Inc.                 Common    054303102   $1,653,331    53,924   SH         Sole                             53,924
Bank of America Corporation         Common    060505104   $692,605      12,928   SH         Sole                             12,928
Baxter International, Inc,          Common    071813109   $235,392      5,178    SH         Sole                             5,178
Bellsouth Corporation               Common    079860102   $484,019      11,322   SH         Sole                             11,322
Bemis Inc Com                       Common    081437105   $243,000      7,395    SH         Sole                             7,395
Berkshire Hathaway Inc. Class A     Common    084670108   $1,916,000    20       SH         Sole                             20
Berkshire Hathaway Inc. Class B     Common    084670207   $1,244,208    392      SH         Sole                             392
Best Buy Co., Inc.                  Common    086516101   $4,293,373    80,160   SH         Sole                             80,160
Boston Properties, Inc.             Common    101121101   $959,512      9,285    SH         Sole                             9,285
Boston Scientific Corp              Common    101137107   $151,183      10,222   SH         Sole                             10,222
BP p.l.c. ADR                       Common    055622104   $539,068      8,220    SH         Sole                             8,220
Bristol-Myers Squibb Company        Common    110122108   $242,970      9,750    SH         Sole                             9,750
Canadian Natural Resources Ltd.     Common    136385101   $332,278      7,290    SH         Sole                             7,290
Caremark Rx, Inc                    Common    141705103   $3,079,775    54,345   SH         Sole                             54,345
Caterpillar                         Common    149123101   $221,417      3,365    SH         Sole                             3,365
Chevron Corp                        Common    166764100   $1,523,043    23,482   SH         Sole                             23,482
Cintas Corporation                  Common    172908105   $247,389      6,059    SH         Sole                             6,059
Cisco Systems, Inc.                 Common    17275r102   $649,553      28,266   SH         Sole                             28,266
Citigroup Inc.                      Common    172967101   $4,496,656    90,530   SH         Sole                             90,530
Clorox Company                      Common    189054109   $2,574,180    40,860   SH         Sole                             40,860
Coca-Cola Company                   Common    191216100   $3,292,013    73,679   SH         Sole                             73,679
Colgate-Palmolive Company           Common    194162103   $2,976,036    47,923   SH         Sole                             47,923
Comcast Corporation                 Common    20030n200   $4,831,128    131,245  SH         Sole                             131,245
ConocoPhillips                      Common    20825C104   $225,619      3,790    SH         Sole                             3,790
Danaher Corp.                       Common    235851102   $357,084      5,200    SH         Sole                             5,200
Dell Inc                            Common    24702R101   $2,825,194    123,695  SH         Sole                             123,695
Diamonds Trust Series 1             Common    252787106   $659,348      5,648    SH         Sole                             5,648
Dreyfus Municipal Income Inc.       Common    26201r102   $91,700       10,000   SH         Sole                             10,000
Du Pont                             Common    263534109   $226,195      5,280    SH         Sole                             5,280
eBay Inc.                           Common    278642103   $229,716      8,100    SH         Sole                             8,100
Ecolab Inc                          Common    278865100   $365,897      8,545    SH         Sole                             8,545
EMC Corp/Mass                       Common    268648102   $289,437      24,160   SH         Sole                             24,160
Emerson Electric Co                 Common    291011104   $215,101      2,565    SH         Sole                             2,565
Exxon Mobil Corp.                   Common    30231g102   $3,877,601    57,788   SH         Sole                             57,788
First Data Corp.                    Common    319963104   $2,166,191    51,575   SH         Sole                             51,575
Forest Laboratories, Inc.           Common    345838106   $404,880      8,000    SH         Sole                             8,000
General Electric Company            Common    369604103   $3,188,192    90,317   SH         Sole                             90,317
Harley-Davidson, Inc.               Common    412822108   $1,792,266    28,562   SH         Sole                             28,562
Hewlett-Packard Co                  Common    428236103   $648,603      17,677   SH         Sole                             17,677
Home Depot, Inc.                    Common    437076102   $1,430,393    39,437   SH         Sole                             39,437
Hubbell Incorporated - Cl A         Common    443510102   $278,215      6,238    SH         Sole                             6,238
Hubbell Incorporated - Cl B         Common    443510201   $706,621      14,752   SH         Sole                             14,752
IDEXX Laboratories, Inc             Common    45168d104   $331,294      3,635    SH         Sole                             3,635
Illinois Tool Works                 Common    452308109   $278,380      6,200    SH         Sole                             6,200
IMS Health Inc.                     Common    449934108   $369,816      13,882   SH         Sole                             13,882
Intel Corp                          Common    458140100   $492,932      23,963   SH         Sole                             23,963
Intl Business Machines Corp         Common    459200101   $565,304      6,899    SH         Sole                             6,899
iShares DJ Select Dividend          Common    464287168   $690,208      10,390   SH         Sole                             10,390
iShares Lehman US Treasury Fund     Common    464287176   $322,466      3,188    SH         Sole                             3,188
iShares MSCI EAFE Index Fund        Common    464287465   $2,065,291    30,484   SH         Sole                             30,484
iShares MSCI Emerging Markets Index Common    464287234   $2,186,808    22,598   SH         Sole                             22,598
iShares MSCI Japan Index Fund       Common    464286848   $1,502,669    110,980  SH         Sole                             110,980
iShares Russell 2000 Index Fund     Common    464287655   $2,355,768    32,719   SH         Sole                             32,719
iShares S&P Midcap 400              Common    464287507   $301,760      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value        Common    464287705   $314,500      4,250    SH         Sole                             4,250
iShares S&P SmallCap 600 Index Fund Common    464287804   $487,256      7,950    SH         Sole                             7,950
J.P. Morgan Chase & Co.             Common    46625h100   $1,424,892    30,342   SH         Sole                             30,342
Johnson & Johnson                   Common    478160104   $4,645,141    71,529   SH         Sole                             71,529
Laboratory CP Amer Hldgs            Common    50540R409   $3,009,663    45,900   SH         Sole                             45,900
Liberty Media - Interactive A       Common    53071m104   $945,102      46,374   SH         Sole                             46,374
Liberty Media Hold - Cap Ser A      Common    53071m302   $842,887      10,086   SH         Sole                             10,086
Lincoln Natl Corp                   Common    534187109   $202,381      3,260    SH         Sole                             3,260
Marsh & McLennan Companies, Inc.    Common    571748102   $203,975      7,246    SH         Sole                             7,246
McGraw-Hill Companies, Inc.         Common    580645109   $3,047,903    52,522   SH         Sole                             52,522
Medtronic, Inc.                     Common    585055106   $820,920      17,677   SH         Sole                             17,677
Merck & Co. Inc.                    Common    589331107   $305,451      7,290    SH         Sole                             7,290
Microsoft Corp                      Common    594918104   $3,039,679    111,140  SH         Sole                             111,140
Mohawk Industries, Inc.             Common    608190104   $2,673,500    35,910   SH         Sole                             35,910
Moody's Corporation                 Common    615369105   $3,538,430    54,120   SH         Sole                             54,120
Motorola, Inc.                      Common    620076109   $329,323      13,172   SH         Sole                             13,172
Occidental Petroleum                Common    674599105   $283,496      5,892    SH         Sole                             5,892
Oil Service HOLDRs Trust            Common    678002106   $285,670      2,200    SH         Sole                             2,200
Omnicom Group Inc Com               Common    681919106   $3,202,685    34,216   SH         Sole                             34,216
Oracle Corp.                        Common    68389X105   $288,594      16,268   SH         Sole                             16,268
Paychex, Inc.                       Common    704326107   $345,211      9,368    SH         Sole                             9,368
Pepsi Co Inc                        Common    713448108   $1,005,657    15,410   SH         Sole                             15,410
Pfizer Inc.                         Common    717081103   $3,041,813    107,257  SH         Sole                             107,257
PolyMedica Corporation              Common    731738100   $336,358      7,857    SH         Sole                             7,857
Praxair, Inc.                       Common    74005P104   $236,640      4,000    SH         Sole                             4,000
Procter & Gamble Co                 Common    742718109   $4,756,137    76,736   SH         Sole                             76,736
Progress Energy, Inc.               Common    743263105   $229,623      5,060    SH         Sole                             5,060
Royal Dutch Pete - A                Common    780259206   $233,994      3,540    SH         Sole                             3,540
Sara Lee Corp                       Common    803111103   $191,233      11,900   SH         Sole                             11,900
Schlumberger                        Common    806857108   $205,940      3,320    SH         Sole                             3,320
SPDR Tr Unit Ser 1                  Common    78462F103   $2,471,764    18,504   SH         Sole                             18,504
Stryker Corp                        Common    863667101   $238,627      4,812    SH         Sole                             4,812
Sun Microsystems Inc.               Common    866810104   $58,984       11,916   SH         Sole                             11,916
Synovus Finl Corp Com               Common    87161C105   $1,451,172    49,410   SH         Sole                             49,410
Sysco Corp                          Common    871829107   $4,421,520    132,182  SH         Sole                             132,182
Time Warner, Inc.                   Common    887317105   $280,870      15,407   SH         Sole                             15,407
Tyco Intl Ltd New Com               Common    902124106   $808,466      28,884   SH         Sole                             28,884
United Technologies Corp            Common    913017109   $3,980,337    62,830   SH         Sole                             62,830
UnitedHealth Group Inc              Common    91324P102   $220,908      4,490    SH         Sole                             4,490
US Bancorp                          Common    902973304   $395,152      11,895   SH         Sole                             11,895
Verizon Communications              Common    92343v104   $283,828      7,644    SH         Sole                             7,644
Walgreen Co                         Common    931422109   $437,242      9,850    SH         Sole                             9,850
Wal-Mart Stores                     Common    931142103   $4,788,658    97,093   SH         Sole                             97,093
Walt Disney Co.                     Common    254687106   $1,154,736    37,358   SH         Sole                             37,358
Washington Mut Inc Com              Common    939322103   $3,198,131    73,571   SH         Sole                             73,571
Wellpoint Health Networks           Common    94973V107   $1,687,241    21,898   SH         Sole                             21,898
Wells Fargo & Co.                   Common    949746101   $4,647,346    128,450  SH         Sole                             128,450
Wyeth                               Common    983024100   $418,718      8,236    SH         Sole                             8,236
Yum! Brands, Inc.                   Common    988498101   $1,341,068    25,765   SH         Sole                             25,765

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